Document and Entity Information	Aug. 12, 2024
Cover [Abstract]
Entity Registrant Name	CENTERPOINT ENERGY INC
Amendment Flag	false
Entity Central Index Key	0001130310
Document Type	8-K
Document Period End Date	Aug. 12, 2024
Entity Incorporation State Country Code	TX
Entity File Number	1-31447
Entity Tax Identification Number	74-0694415
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false